Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue
Other revenue	$ 2,765,155	$ 2,274,142
Expenses
Administrative expenses	80,232	66,726
Depreciation and amortization	455,520	402,963
Asset impairment charge (note 5)	159,568	0
Loss on foreign exchange	13,833	4,371
Costs and expenses, total	2,427,138	1,890,103
Gain on sale of renewable assets (notes 3(a) and 16(c))	64,028	29,063
Operating income (loss)	402,045	413,102
Interest expense	(278,574)	(209,554)
Fair value change, income (loss) and impairment charge on long-term investments (note 8)	(465,206)	(26,457)
Other net losses (note 19)	(21,391)	(22,949)
Pension and other post-employment non-service costs (note 10)	(10,950)	(16,313)
Gain on derivative financial instruments (note 24(b)(iv))	4,408	4,403
Nonoperating income (expense)	(771,713)	(270,870)
Income (loss) before income taxes	(369,668)	142,232
Income tax recovery (expense) (note 18)
Current	(7,843)	(7,237)
Deferred	69,356	50,662
Income tax expense	61,513	43,425
Net earnings (loss)	(308,155)	185,657
Non-controlling interests	111,323	89,637
Non-controlling interests held by related party	(15,157)	(10,435)
Net effect of non-controlling interests	96,166	79,202
Net earnings (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	(211,989)	264,859
Preferred shares, Series A and preferred shares, Series D dividend (note 15)	8,720	9,003
Net earnings (loss) attributable to common shareholders of Algonquin Power & Utilities Corp.	$ (220,709)	$ 255,856
Basic net earnings (loss) per share (USD per share)	$ (0.33)	$ 0.41
Diluted net earnings (loss) per share (USD per share)	$ (0.33)	$ 0.41
Regulated electricity distribution
Revenue
Other revenue	$ 1,277,409	$ 1,183,399
Expenses
Expenses	465,570	475,764
Regulated natural gas distribution
Revenue
Other revenue	686,744	525,897
Expenses
Expenses	340,792	194,174
Regulated water reclamation and distribution
Revenue
Other revenue	364,383	234,875
Expenses
Expenses	18,308	12,664
Non-regulated energy sales
Revenue
Other revenue	350,939	256,633
Expenses
Expenses	41,826	31,313
Other revenue
Revenue
Other revenue	85,680	73,338
Operating expenses
Expenses
Expenses	$ 851,489	$ 702,128